Unique LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
100049	Compliance	TIL Missing	N/A	YES	3/14/2014
100053	Compliance	HUD-1 Missing	N/A	NO	3/14/2014
100053	Compliance	TIL Missing	N/A	NO	3/14/2014
100098	Compliance	HUD-1 Missing	N/A	YES	6/11/2014	6/17/2014		YES
100098	Compliance	TIL Missing	N/A	YES	6/11/2014	6/17/2014		YES
100119	Compliance	HUD-1 Incomplete	Final HUD incomplete due to missing addendum with additional fees. Fees tested using entire amount of $429 referenced on line 811.	YES	6/8/2014
100137	Compliance	HUD-1 Incomplete	Final HUD not signed by the borrower or stamped by settlement agent.	YES	4/17/2014	4/30/2014				Yes		Imaged HUD does not have legible signatures. 4th page of image may be the signatures, however the page is not legible. HUD considered final for seasoned loan.
100143	Compliance	HUD-1 Missing	N/A	YES	7/23/2014
100143	Compliance	TIL Missing	N/A	YES	7/23/2014
100144	Compliance	ROR Incorrect Form - Lender to Lender Not On H9/G9
Incorrect ROR form used for lender to lender refinance, H9 or G9 form not used. There were new funds advanced on a same creditor refinance, therefore rescission period is required, and ROR form H9 or G9 would apply.
12/1/2014
100144	Compliance	ROR Incorrect Form - Lender to Lender Not On H9/G9
Incorrect ROR form used for lender to lender refinance, H9 or G9 form not used. There were new funds advanced on a same creditor refinance, therefore rescission period is required, and ROR form H9 or G9 would apply.
12/1/2014
100150	Compliance	TIL Missing	N/A	NO	8/24/2015
100153	Compliance	HUD-1 Incomplete	Final HUD not signed by the borrower or stamped by settlement agent.	YES	4/6/2015
100154	Compliance	HUD-1 Estimated	HUD in file is a signed estimated copy.	YES	4/6/2015
100173	Compliance	HUD-1 Estimated	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	NO	8/24/2015
100198	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under-disclosed by $2103.89 which exceeds the $100 tolerance for purchase transactions.  The TIL Itemizaton only disclosed  $224.70 for Interim Interest and actual interim interest on HUD was $524.30, does not disclose a Closing Fee of $1384.00, a Sub Escrow Fee of $70.00 and a Courier Fee of $42.80 as prepaid finance charges.
					11/17/2015							SOL expired
100200	Compliance	State Late Charge Not Standard	Late charge fee of 5% exceeds the max allowed of 2% for the state of XXX		11/18/2015							N/A
100201	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		11/18/2015							N/A